Fair value of financial instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Trading assets	$ 5,265		$ 20,436
Securities available-for-sale	183,017		416,300
Investment fund	105,888		120,425
Derivative financial instruments used for hedging - receivable	19,239	[1]	4,159	[1]	2,103
Assets, Fair Value Disclosure, Recurring	313,409		561,320
Trading liabilities	32,304		5,584
Derivative financial instruments used for hedging - payable	11,747	[1]	53,742	[1]
Liabilities, Fair Value Disclosure	44,051		59,326
Sovereign Debt [Member]
Trading assets	5,146		20,415
Securities available-for-sale	165,631		329,102
Cross Currency Interest Rate Contract [Member]
Trading assets			21
Derivative financial instruments used for hedging - receivable	10,858		3,605
Trading liabilities	32,182		4,836
Derivative financial instruments used for hedging - payable	4,688		40,574
Corporate Debt Securities [Member]
Securities available-for-sale	17,386		87,198
Interest Rate Swap [Member]
Trading assets	49
Derivative financial instruments used for hedging - receivable	8,319		16
Trading liabilities	100		748
Derivative financial instruments used for hedging - payable	6,600		10,829
Foreign Exchange Forward [Member]
Trading assets	50
Derivative financial instruments used for hedging - receivable	62		538
Trading liabilities	22
Derivative financial instruments used for hedging - payable	459		2,339
Future [Member]
Trading assets	20
Fair Value, Inputs, Level 1 [Member]
Trading assets	5,215		20,415
Securities available-for-sale	182,741		415,742
Investment fund	0		0
Derivative financial instruments used for hedging - receivable	0		0
Assets, Fair Value Disclosure, Recurring	187,956		436,157
Trading liabilities	0		0
Derivative financial instruments used for hedging - payable	0		0
Liabilities, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 1 [Member] | Sovereign Debt [Member]
Trading assets	5,146		20,415
Securities available-for-sale	165,355		328,544
Fair Value, Inputs, Level 1 [Member] | Cross Currency Interest Rate Contract [Member]
Trading assets			0
Derivative financial instruments used for hedging - receivable	0		0
Trading liabilities	0		0
Derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Securities available-for-sale	17,386		87,198
Fair Value, Inputs, Level 1 [Member] | Interest Rate Swap [Member]
Trading assets	49
Derivative financial instruments used for hedging - receivable	0		0
Trading liabilities	0		0
Derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 1 [Member] | Foreign Exchange Forward [Member]
Trading assets	0
Derivative financial instruments used for hedging - receivable	0		0
Trading liabilities	0
Derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 1 [Member] | Future [Member]
Trading assets	20
Fair Value, Inputs, Level 2 [Member]
Trading assets	50		21
Securities available-for-sale	276		558
Investment fund	105,888		120,425
Derivative financial instruments used for hedging - receivable	19,239		4,159
Assets, Fair Value Disclosure, Recurring	125,453		125,163
Trading liabilities	32,304		5,584
Derivative financial instruments used for hedging - payable	11,747		53,742
Liabilities, Fair Value Disclosure	44,051		59,326
Fair Value, Inputs, Level 2 [Member] | Sovereign Debt [Member]
Trading assets	0		0
Securities available-for-sale	276		558
Fair Value, Inputs, Level 2 [Member] | Cross Currency Interest Rate Contract [Member]
Trading assets			21
Derivative financial instruments used for hedging - receivable	10,858		3,605
Trading liabilities	32,182		4,836
Derivative financial instruments used for hedging - payable	4,689		40,574
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Securities available-for-sale	0		0
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Trading assets	0
Derivative financial instruments used for hedging - receivable	8,319		16
Trading liabilities	100		748
Derivative financial instruments used for hedging - payable	6,600		10,829
Fair Value, Inputs, Level 2 [Member] | Foreign Exchange Forward [Member]
Trading assets	50
Derivative financial instruments used for hedging - receivable	62		538
Trading liabilities	22
Derivative financial instruments used for hedging - payable	459		2,339
Fair Value, Inputs, Level 2 [Member] | Future [Member]
Trading assets	0
Fair Value, Inputs, Level 3 [Member]
Trading assets	0		0
Securities available-for-sale	0		0
Investment fund	0		0
Derivative financial instruments used for hedging - receivable	0		0
Assets, Fair Value Disclosure, Recurring	0		0
Trading liabilities	0		0
Derivative financial instruments used for hedging - payable	0		0
Liabilities, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 3 [Member] | Sovereign Debt [Member]
Trading assets	0		0
Securities available-for-sale	0		0
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member]
Securities available-for-sale	0		0
Fair Value, Inputs, Level 3 [Member] | Interest Rate Swap [Member]
Trading assets	0
Derivative financial instruments used for hedging - receivable	0		0
Trading liabilities	0		0
Derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 3 [Member] | Foreign Exchange Forward [Member]
Trading assets	0
Derivative financial instruments used for hedging - receivable	0		0
Trading liabilities	0
Derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 3 [Member] | Future [Member]
Trading assets	$ 0

[1]	The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.